Fair Value Measurements (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Fair Value Measurements
Summarizes the fair value of financial instruments

	September 30, 2022
(Thousands)	Level 1	Level 2	Level 3	Total
Assets:
Green coffee associated with forward contracts	$—	$51,323	$—	$51,323
Coffee futures contracts	—	—	—	—
Forward purchase and sales contracts	—	13,393	—	13,393
Coffee options	303	—	—	303
Total	$303	$64,716	$—	$65,019

Liabilities:
Coffee futures contracts	$703	$—	$—	$703
Forward purchase and sales contracts	—	4,654	—	4,654
Coffee options	—	—	—	—
Westrock Public Warrants	18,125	—	—	18,125
Westrock Private Warrants	—	—	14,208	14,208
Total	$18,828	$4,654	$14,208	$37,690

	December 31, 2021
(Thousands)	Level 1	Level 2	Level 3	Total
Assets:
Green coffee associated with forward contracts	$—	$47,845	$—	$47,845
Coffee futures contracts	172	—	—	172
Forward purchase and sales contracts	—	13,593	—	13,593
Coffee options	—	—	—	—
Total	$172	$61,438	$—	$61,610

Liabilities:
Forward purchase and sales contracts	$—	$14,021	$—	$14,021
Total	$—	$14,021	$—	$14,021

	Year Ended December 31, 2021
(Thousands)	Level 1	Level 2	Level 3	Total
Assets:
Green coffee associated with forward contracts	$—	$47,845	$—	$47,845
Coffee futures contracts	172	—	—	172
Forward sales contracts	—	13,593	—	13,593
Coffee options	—	—	—	—
Total	$172	$61,438	$—	$61,610

Liabilities:
Forward purchase contracts	$—	$14,021	$—	$14,021
Total	$—	$14,021	$—	$14,021

	Year Ended December 31, 2020
(Thousands)	Level 1	Level 2	Level 3	Total
Assets:
Green coffee associated with forward contracts	$—	$26,212	$—	$26,212
Coffee futures contracts	2,091	—	—	2,091
Forward sales contracts	—	9,526	—	9,526
Coffee options	646	—	—	646
Total	$2,737	$35,738	$—	$38,475

Liabilities:
Forward purchase contracts	$—	$3,397	$—	$3,397
Total	$—	$3,397	$—	$3,397

Schedule of change in fair value

(Thousands)	Westrock Private Warrants
Fair value as of January 1, 2022	$—
Assumption of warrants	11,618
Change in fair value	2,590
Fair value as of September 30, 2022	$14,208

Schedule of warrants measured at fair value

September 30, 2022
Stock price	$10.33
Exercise price	11.50
Expected term (years)	5.00
Expected volatility	16.50%
Risk-free rate of return	4.03%
Dividend yield	0.00%